                               Semi-Annual Report


                                                 HSBC Investor Family of Funds

                                                 April 30, 2002


                                                 HSBC Investor Money Market Fund

[DIAGRAM]                                        HSBC Investor U.S. Government
                                                 Money Market Fund

                                                 HSBC Investor New York Tax-Free
                                                 Money Market Fund

                                                 HSBC Investor U.S. Treasury
                                                 Money Market Fund

                                  [HSBC LOGO]

--------------------------------------------------------------------------------
Table of Contents

HSBC Investor Family of Funds
Semi-Annual Report - April 30, 2002

President's Message ............................................ 1
Commentary From the Investment Manager ......................... 2
Portfolio Reviews .............................................. 3
Schedule of Portfolio Investments
        HSBC Investor Money Market Fund ........................ 7
        HSBC Investor U.S. Government Money Market Fund ........ 9
        HSBC Investor New York Tax-Free Money Market Fund ......10
        HSBC Investor U.S. Treasury Money Market Fund ..........13
Statements of Assets and Liabilities ...........................14
Statements of Operations .......................................15
Statements of Changes in Net Assets ............................16
Financial Highlights ...........................................20
Notes to Financial Statements ..................................24


--------------------------------------------------------------------------------
President's Message



Dear Shareholder:

We are pleased to present you with the semi-annual reports for the HSBC Investor Family of Funds for the six-month period ended April 30, 2002. The report contains the following features:

o Commentary From the Investment Manager

o Portfolio Reviews--investment strategy, performance overview and outlook for the coming months

o Schedules of Portfolio Investments--listing of the security holdings of each Fund

o Statements of Assets and Liabilities--summary of the assets and liabilities of each Fund

o Statements of Operations--summary of operations and its effect on the assets of each Fund

o Statements of Changes in Net Assets--summary of changes in net assets during the period

o Schedules of Capital Stock Activity--summary of capital and share transactions during the period

o Financial Highlights--per share summary of activity affecting net asset value per share

o Notes to Financial Statements

Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

Sincerely,


Walter B. Grimm
Walter B. Grimm
President
June 2002


                                            HSBC INVESTOR FAMILY OF FUNDS      1

--------------------------------------------------------------------------------
Commentary From the Investment Manager

HSBC Asset Management (Americas) Inc.


U.S. Economic Review

The U.S. economy strengthened during the six months ended April 30, 2002. The period began with the economy mired in a recession, brought on by decreased corporate spending and the terrorist attacks of September 11. The Federal Reserve Board (the 'Fed') in December reduced short-term interest rates to 1.75%, a 40-year low, to jump-start the economy.

Those interest rate cuts took hold during the early months of 2002. Corporate spending picked up as companies restocked low inventories, and consumer confidence and spending rose. Unemployment figures, which had increased dramatically early in the period, began to stabilize during the first quarter of 2002. Meanwhile, productivity grew, improving the likelihood that corporate margins will increase going forward. Economists estimate that real Gross Domestic Product(1) ('GDP') growth exceeded 4% during the first quarter.

Market Environment

The stock market performed well during the first half of the period. Shares of technology companies and other cyclical firms led the way as investors anticipated an economic rebound. Growth stocks outperformed value stocks early in the period. Meanwhile, utility stocks and shares of complexly structured firms were hurt by fallout from the Enron bankruptcy.

That environment changed midway through the period, as investors concerned about the strength of the economic recovery sold technology shares after their run-up. Value led the market because of strong returns from energy stocks that benefited from rising oil prices. Small-company shares outperformed large-company stocks throughout the period, as investors prized their higher growth rates and more attractive valuations.

European stock markets fared well early in the period, as falling interest rates and the chance for an economic rebound encouraged investors. Japanese shares gained in local-currency terms, but for much of the period a weak yen hampered their dollar-denominated returns. Many of the Pacific Rim countries fared well, with emerging markets such as Korea, Singapore and New Zealand posting strong gains. Emerging markets benefited from perceptions that improvement in the U.S. economy would create greater demand for their exports.

The fixed-income markets lost ground during the period. At the beginning of the period, Treasury securities offered very low yields, due to low short-term interest rates and investor demand for high-quality issues. Investors anticipating an economic rebound sold bonds in the expectation of the Fed abandoning its easing monetary policy. Investors also became willing to accept more risk in their portfolios, and sold Treasuries in favor of higher-yielding sectors such as corporate high-yield bonds and mortgage-backed securities.

--------------------------------------------------------------------------------
(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.


2    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
Portfolio Reviews

HSBC Investor Money Market Fund'D'
(Class A (Investor) Shares, B Shares, C Shares, D (Private Investor) Shares, I Shares and Y Shares)

by Edward Merkle
Senior Portfolio Manager, Managing Director, Fixed Income

The last six months saw the Fed continuing its easing stance towards interest rates. As such, the Fed lowered rates 50 basis points on November 6 to a 2.00% target and then on December 11 lowered rates another 25 basis points to a federal funds target of 1.75%. This easing cycle by the Fed that started on January 3 of last year resulted in 11 separate easings that totaled 475 basis points and saw the fed funds target drop from 6.50% to the current 1.75%. The short-term markets continued to be driven by a weakening economy that reflected a negative fourth quarter GDP growth and an unemployment rate that almost reached 6%. Additionally, the manufacturing sector witnessed a 39.8 reading in the National Association of Purchasing Managers Index(3) (below 50.0 is considered a slow-down) and several consecutive monthly declines in industrial production. On top of that, the terrorist activity in New York City and Washington on September 11 helped to slow the economy even further into a mild recession.

We kept the Fund's weighted average maturity longer than our peer group predicated on our belief that the Fed would remain on hold until the latter part of this summer, such as August or September. This resulted in the Fund employing a 'barbell' strategy where we purchased one year certificates of deposit or U.S. agency callable notes that yielded levels up to 75 basis points higher than 30-day commercial paper. On the short end of our strategy, we purchased variable rate notes that were indexed to either Prime or one-month LIBOR(4) that also outperformed one-month commercial paper. To round out our trading, we purchased A1/P1 or A1+/P1 commercial paper that was either issued by corporations, enhanced by a bank's Letter of Credit or considered asset-backed paper. During the past six months, the Fund maintained a very high credit quality average of A1/P1.*

We believe that the stream of positive economic indicators coupled with the Fed's belief that economic recovery is close to being underway and should result in interest rates continuing to increase. when this tightening begins to be anticipated by the markets, we will reduce our weighted average maturity and probably purchase commercial paper that matures between 7 to 60 days.*

-------------------------------------------------------------------------------------------------------
Fund Performance                                 Aggregate  Average Annual Total Return      Yield(1)
-------------------------------------------------------------------------------------------------------

                                      Inception     Six          1           Since            7-Day
As of April 30, 2002                    Date       Month        Year       Inception         Average
Class A (Investor) Shares             11/13/98     0.81%        2.49%        4.39%            1.41%
Class B Shares**                       4/4/01     -3.58%       -2.21%       -1.80%            0.00%
Class C Shares***                      3/23/01    -0.49%        0.76%        1.91%            0.81%
Class D (Private Investor) Shares      4/1/99      0.89%        2.65%        4.51%            1.56%
Class I Shares                         1/9/02       --           --          0.60%            1.92%
Class Y Shares                        11/12/98     1.01%        2.90%        4.79%            1.81%
Lipper Money Market Funds Average(2)    --         0.65%        2.20%         --               --

** Reflects the contingent deferred sales charge maximum 4.00%.
*** Reflects the contingent deferred sales charge maximum 1.00%.
(1) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

-------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(2) The Lipper Money Market Funds Average is an average of managed funds that invest in high-quality financial instruments rated in the top two grades, with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
(3) The National Association of Purchasing Managers Index is based on a national survey of purchasing managers which covers such indicators as new economic releases of the month, typically preceding the employment report.
(4) The London Interbank Offer Rate (LIBOR) is the interest rate that the largest international banks charge each other for loans.
* Portfolio composition is subject to change.



                                            HSBC INVESTOR FAMILY OF FUNDS      3

--------------------------------------------------------------------------------
Portfolio Reviews

HSBC Investor U.S. Government Money Market Fund'D'
(Class A (Investor) Shares, B Shares, D (Private Investor) Shares and Y Shares)

by Edward Merkle
Senior Portfolio Manager, Managing Director, Fixed Income

Weeks after the events of September 11, October saw the U.S. markets no longer flirting with inflation, but rather focusing around the depth and duration of the contracting economy as the third quarter GDP growth posted a decline of 1.3%. This downturn continued at year-end as the unemployment rate grew to 5.7% fueled by payroll decreases of 331,000 and 468,000 jobs during November and December, respectively. In addition, the decline in retail sales by 3.7% reflected that even with zero percent auto financing incentives, consumers were not ready to re-ignite the economy.

However, economic data in the first quarter was slightly stronger, prompting the Fed's shift in policy bias to a neutral stance. This shift signaled the end of the current interest rate easing cycle, which saw interest rates fall from 6.50% to 1.75%, a 475 basis point decline. With that, the Fed perceived the risks to its inflation and growth goals to be balanced. In addition to acknowledging the improvement in the economy, the Fed implied that it was in no rush to raise rates because the degree of strengthening in final demand over the coming quarters is still uncertain. Lastly, Mr. Greenspan noted before the Senate Banking Committee that the contraction phase of the economy had ended.

As interest rates fell, the Fund sought to capture yield by employing a 'barbell' strategy. This strategy involved the purchase of securities at both ends of the portfolio's maturity bands (1-397 days) rather than buying securities across all time horizons. On the short end, the Fund stayed in overnight repurchase agreements (collateralized by U.S. agency securities) with major broker-dealers such as Morgan Stanley and Lehman Brothers. On the long end, the portfolio purchased one-year U.S. agency callable notes that were issued by Federal Home Loan Bank (FHLB), and Federal Home Loan Mortgage Corp (FHLMC). These securities, which are callable every three months, generated yields that exceeded overnight repurchase transactions by up to 75 basis points and provided the Fund with substantial incremental yield pick-up.*

Our market outlook is that the economic recovery is close to being underway and we believe that interest rates will rise by end of the third quarter of 2002. When the tightening begins to be anticipated by the markets, we will look to increase our holdings in overnight repurchase agreements and let the Fund's one-year callable U.S. agency notes wind down.*


-----------------------------------------------------------------------------------------------------------
Fund Performance                                Aggregate       Average Annual Total Return       Yield(1)
-----------------------------------------------------------------------------------------------------------

                                       Inception    Six     1       5       10      Since          7-Day
As of April 30, 2002                     Date      Month   Year    Year    Year    Inception       Average
Class A (Investor) Shares               5/3/90     0.64%   2.21%   4.37%   4.25%    4.54%          1.23%
Class B Shares**                        9/11/98   -3.67%  -2.41%    --      --      3.25%          0.63%
Class D (Private Investor) Shares       4/1/99     0.71%   2.36%    --      --      4.25%          1.38%
Class Y Shares                          7/1/96     0.84%   2.62%   4.72%    --      4.77%          1.63%
Lipper U.S. Government Money
    Market Funds Average(2)               --       0.68%   2.27%   4.50%   4.25%     --             --


** Reflects the contingent deferred sales charge maximum 4.00%.
(1) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.
-------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(2) The Lipper U.S. Government Money Market Funds Average is an average of managed funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
* Portfolio composition is subject to change.


4    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
Portfolio Reviews

HSBC Investor New York Tax-Free Money Market Fund'D'
(Class A (Investor) Shares, C Shares, D (Private Investor) Shares and Y Shares)

by Ruth Medina
Portfolio Manager

Weeks after the events of September 11, October saw the U.S. markets no longer flirting with inflation but rather focusing around the depth and duration of the contracting economy as the third quarter GDP posted a decline of 1.3%. This downturn continued at year end as the unemployment rate grew to 5.7%. This was fueled by payroll decreases of 331,000 and 468,000 jobs during November and December. In addition, the decline in retail sales by 3.7% reflected that even with zero percent auto financing incentives, consumers were not ready to re-ignite the economy.

However, economic data in the first quarter was slightly stronger, prompting the Fed's shift in policy bias to a neutral stance. This shift signalled the end of the current interest rate easing cycle. which saw interest rates fall from 6.50% to 1.75%, a 475 basis point decline. With that, the Fed perceived the risks to its inflation and growth goals to be balanced. In addition to acknowledging the improvement in the economy, the Fed implied that it was in no rush to raise rates because the degree of strengthening in final demand over the coming quarters is still uncertain. Lastly, Mr. Greenspan noted before the Senate Banking Committee that the contraction phase of the economy had drawn to a close.

The Fund began the period at average maturity of 26 days and ended at 39 as the short municipal yield curve which had been inverted slowly began to steepen to where 6-12 month paper yielded 20-30 basis points more than weekly floating rate notes. As such the Fund began to slowly extend its average maturity. We reduced positions in weekly floaters and increased positions in local term notes as declining tax revenues forced many municipalities to increase issuance based on larger financing needs.*

Going forward we anticipate a continued increase in municipal financing which we believe could be to the detriment of many local fiscal balance sheets. We feel the increased issuance should provide opportunities wherein the Fund could selectively involve itself in issuers that are predominately insured or credit supported. The May and June periods historically bring a deluge of supply and widens the spread between 1-3 month paper versus 9-12 month paper. Subsequently, supply tends to diminish with longer maturities outperforming shorter ones. Therefore, we anticipate that the average maturity of the Fund will increase going forward.


-----------------------------------------------------------------------------------------------------------
Fund Performance                                 Aggregate       Average Annual Total Return     Yield(1)
-----------------------------------------------------------------------------------------------------------

                                    Inception       Six       1       5        Since              7-Day
As of April 30, 2002                   Date        Month     Year    Year    Inception           Average
Class A (Investor) Shares             11/17/94     0.42%     1.36%   2.60%    2.79%               1.01%

Class C Shares**                       3/19/01    -0.86%    -0.26%    --      0.91%                --

Class D (Private Investor) Shares      4/1/99      0.50%     1.52%    --      2.60%               1.16%

Class Y Shares                         7/1/96      0.62%     1.77%   2.95%    2.98%               1.41%

Lipper New York Tax-Exempt Money
    Market Funds Average(2)              --        0.48%     1.48%   2.70%     --                  --


** Reflects the contingent deferred sales charge maximum 1.00%.
(1) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's income may be subject to the federal Alternative Minimum Tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(2) The Lipper New York Tax-Exempt Money Market Funds Average is an average of managed funds that invest in municipal obligations of New York with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
* Portfolio composition is subject to change.


                                            HSBC INVESTOR FAMILY OF FUNDS      5

--------------------------------------------------------------------------------
Portfolio Reviews

HSBC Investor U.S. Treasury Money Market Fund'D'
(Class A (Investor) Shares, D (Private Investor) Shares and Y Shares)

by Ruth Medina
Portfolio Manager

The six-month period ended April 30, 2002, saw a continuation of the Fed's easing cycle. After easing interest rates nine times for 400 basis points, the Fed further cut interest rates following their November 6 meeting for 50 basis points and after their December 11 meeting for an additional 25 basis points. This activity brought the federal funds target down to 1.75% and reflected a total easing position of 475 basis points since January 3, 2001.

The Fed's accommodative stance was brought on by a still weakening economy that reflected high unemployment numbers, a negative fourth quarter GDP growth figure and a flight to quality caused by the terrorist attacks on September 11 to New York City's World Trade Center and Washington, D.C.'s Pentagon. However, this cycle ended in March when the Fed changed its policy bias to a neutral stance, citing a balance between the risks to its inflation and growth goals and the feeling that the contraction phase of the monetary cycle had drawn to a close.

Throughout the past six months, the Fund purchased U.S. Treasury bills mostly in the 30-120 day area and entered into overnight repurchase agreements with top tier broker-dealers. These brokers such as Goldman Sachs, Morgan Stanley, and Lehman Brothers, all put up U.S. Treasury collateral for these repurchase agreements.*

Looking ahead, we see the Fed raising interest rates by the end of the third quarter of this year. Going forward, the Fund will switch to an all U.S. Treasury sector make-up. As such, the Fund will consist of only U.S. Treasury bills and notes that mature in less than 397 days from time of purchase. Lastly, the Fund will be applying to Standard and Poor's Rating Agency for an AAA rating, which is the highest rating that a money market fund may attain. Together with the rating is the additional factor that the Fund will attempt to maintain an average weighted maturity of less than 50 days at all times, which should further add to the stability of the Fund.*


-------------------------------------------------------------------------------------------------------
Fund Performance                                                Aggregate Total Return      Yield(1)
-------------------------------------------------------------------------------------------------------

                                                     Inception     Six       Since           7-Day
As of April 30, 2002                                    Date      Month     Inception       Average
Class A (Investor) Shares                            5/24/01      0.54%       1.65%          0.97%

Class D (Private Investor) Shares                    5/14/01      0.62%       1.88%          1.12%

Class Y Shares                                       5/11/01      0.74%       2.15%          1.37%

Lipper U.S. Treasury Money Market Funds Average(2)   4/30/01      0.65%        --             --

(1) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.


--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(2) The Lipper U.S. Treasury Money Market Funds Average of managed funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. Intend to keep a constant net asset value. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
* Portfolio composition is subject to change.


6    HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED)
          ......................................................................


-----------------------------------------------------------------
 COMMERCIAL PAPER  - 34.5%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
BANKING  - 7.2%
Banco Santander, Brazil, 1.99%,
 8/8/02 (LOC Charter Bank) (b)......  100,000,000      99,454,124
Banco Santander, Puerto Rico, 1.90%,
 5/28/02 (b)........................   30,302,000      30,258,820
Commerzbank AG, 1.92%,
 7/8/02 (b).........................   35,000,000      34,873,067
Transportacion Ferroviaria Mexicana,
 S.A. de CV, 1.86%, 5/3/02 (b)......   40,000,000      39,995,867
Westpac Trust, 1.88%, 7/2/02 (b)....   59,739,000      59,546,093
                                                    -------------
                                                      264,127,971
                                                    -------------
CHEMICALS  - 0.6%
Formosa Plastics Corp., U.S.A.,
 1.85%, 6/4/02 (b)..................   23,000,000      22,959,814
                                                    -------------
ELECTRICAL SERVICES  - 6.0%
AES Shady Point, 1.80%, 5/13/02
 (LOC Bank of America) (b)..........   25,000,000      24,985,000
AES Shady Point, 1.84%, 5/14/02
 (LOC Bank of America) (b)..........   20,000,000      19,986,711
AES Shady Point, 1.85%,
 6/3/02 (b).........................   36,000,000      35,938,950
FPL Group Capital, 2.00%,
 5/3/02 (b).........................   20,000,000      19,997,778
FPL Group Capital, 2.00%,
 5/7/02 (b).........................   35,000,000      34,988,333
FPL Group Capital, 2.00%,
 5/10/02 (b)........................   35,000,000      34,982,500
FPL Group Capital, 2.02%,
 5/17/02 (b)........................   49,000,000      48,956,009
                                                    -------------
                                                      219,835,281
                                                    -------------
FINANCE  - 20.4%
Budget Funding, 1.90%,
 5/6/02 (b).........................  150,000,000     149,960,417
Dollar Thrifty, 1.83%,
 5/17/02 (b)........................   28,122,000      28,099,127
Eagle Funding Capital Corp., 1.83%,
 5/2/02 (b).........................   54,388,000      54,385,235
Eagle Funding Capital Corp., 1.83%,
 5/8/02 (b).........................   86,000,000      85,969,398
ED&F Treasury Management, 1.90%,
 7/2/02 (LOC Rabobank) (b)..........   40,000,000      39,869,111
Natc Califorina LLC, 1.84%, 7/29/02
 (LOC JP Morgan Chase) (b)..........   80,000,000      79,636,089
North Coast Funding, 1.93%,
 5/1/02 (b).........................  154,332,000     154,332,001
UBS Finance, 1.90%, 5/01/02 (b).....  150,000,000     150,000,000
                                                    -------------
                                                      742,251,378
                                                    -------------
TELECOMMUNICATIONS  - 0.3%
GTE Corp., 1.86%, 6/24/02 (LOC Banco
 Santander) (b).....................   10,000,000       9,972,100
                                                    -------------
TOTAL COMMERCIAL PAPER..............                1,259,146,544
                                                    -------------

-----------------------------------------------------------------
 CORPORATE OBLIGATIONS  - 31.8%
BANKING -- 15.7%
American Express Centurion Bank,
 1.83%*.............................   60,000,000      60,000,000
American Express Centurion Bank,
 1.86%*.............................   91,000,000      91,000,000


-----------------------------------------------------------------
 CORPORATE OBLIGATIONS, CONTINUED
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
Credit Suisse First Boston Corp.,
 1.95%*.............................  100,000,000     100,000,000
Key Bank, 1.90%*....................  150,000,000     149,972,934
Wells Fargo Financial, 1.85%*.......  100,000,000      99,993,084
Westdeutsche Landesbank, 1.78%*.....   70,000,000      69,995,245
                                                    -------------
                                                      570,961,263
                                                    -------------
FINANCE  - 16.1%
Bear Stearns Co., Inc., 2.24%*......   25,000,000      25,020,769
Bear Stearns Co., Inc., 1.89%*......   25,000,000      24,999,091
Bear Stearns Co., Inc., 1.91%*......   50,000,000      50,000,000
Bear Stearns Co., Inc., 2.40%*......   50,000,000      50,108,435
Bear Stearns Co., Inc., 2.24%*......   11,700,000      11,735,065
Ford Motor Credit Co., 2.24%*.......   39,000,000      39,008,125
Merrill Lynch & Co., Inc., 1.83%*...  100,000,000     100,000,000
Merrill Lynch & Co., Inc., 2.53%,
 3/28/03............................   50,000,000      50,000,000
Sigma Finance, Inc., 1.87%*.........   37,000,000      37,000,000
Sigma Finance, Inc., 1.85%* (c).....   50,000,000      50,000,000
Sigma Finance, Inc., 2.87%,
 3/25/03............................   50,000,000      50,000,000
The Goldman Sachs Group, Inc.,
 1.96%*.............................  100,000,000     100,000,000
                                                    -------------
                                                      587,871,485
                                                    -------------
TOTAL CORPORATE
 OBLIGATIONS........................                1,158,832,748
                                                    -------------

-----------------------------------------------------------------
 CERTIFICATES OF DEPOSIT  - 26.3%
Canadian Imperial Bank of Commerce,
 2.23%, 2/12/03.....................   50,000,000      50,005,855
Canadian Imperial Bank of Commerce,
 1.81%*.............................  100,000,000      99,955,647
Commerzbank AG, 2.74%, 12/27/02.....   50,000,000      50,000,000
Commerzbank AG, 2.52%, 3/18/03......   50,000,000      50,000,000
Commerzbank AG, 1.89%*..............   45,000,000      44,991,134
Deutsche Bank AG, 2.50%, 12/18/02...   78,000,000      78,000,000
Svenska Handelsbanken AB, 3.80%,
 7/31/02............................   50,000,000      50,000,617
Svenska Handelsbanken AB, 2.03%,
 1/21/03............................   85,000,000      85,000,000
The Bank of Nova Scotia, 4.39%,
 5/2/02.............................   50,000,000      49,999,986
The Bank of Nova Scotia, 2.99%,
 3/26/03............................  100,000,000      99,991,117
The Toronto-Dominion Bank, 2.53%,
 4/2/03.............................   50,000,000      50,004,551
Bank of Scotland, 3.86%, 7/29/02....   50,000,000      49,998,744
Bayerische Landesbank, 3.64%,
 10/7/02............................   50,000,000      50,000,000
Bayerische Landesbank, 1.82%*.......  150,000,000     149,948,254
                                                    -------------
TOTAL CERTIFICATES OF
 DEPOSIT............................                  957,895,905
                                                    -------------

See notes to financial statements.            HSBC INVESTOR FAMILY OF FUNDS    7

     HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED) (CONTINUED)
     ...........................................................................

-----------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 0.7%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
FEDERAL HOME LOAN BANK  - 0.7%
2.32%, 2/7/03.......................   25,000,000      25,000,000
                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS.................                   25,000,000
                                                    -------------

-----------------------------------------------------------------
 MUNICIPAL VARIABLE RATE DEMAND NOTES  - 0.6%
ILLINOIS  - 0.2%
Illinois Health Facilities Authority
 Revenue for Loyola University
 Health System, 1.85% (MBIA
 Insured)*..........................    5,685,000       5,685,000
                                                    -------------
NORTH CAROLINA  - 0.1%
Greensboro, North Carolina,
 1.85%*.............................    1,100,000       1,100,000
Greensboro, North Carolina, Series
 C, 1.85%*..........................    2,355,000       2,355,000
                                                    -------------
                                                        3,455,000
                                                    -------------
OHIO  - 0.1%
Cleveland, Ohio Airport Systems,
 Series E, Revenue, 1.85% (LOC
 Toronto Dominion Bank)*............    6,645,000       6,645,000
                                                    -------------
RHODE ISLAND  - 0.1%
Rhode Island State Student Loan
 Authority, Series 4, Revenue, 2.00%
 (AMBAC Insured)*...................    5,000,000       5,000,000
                                                    -------------
TEXAS  - 0.1%
Texas State Taxable Veterans Housing
 Assistance, Series A2, 2.05%*......    2,500,000       2,500,000
                                                    -------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND
 NOTES..............................                   23,285,000
                                                    -------------

-----------------------------------------------------------------
 TIME DEPOSITS  - 1.4%
Goldman Sachs Promissory Note,
 1.91%, 12/19/02....................   50,000,000      50,000,000
                                                    -------------
TOTAL TIME DEPOSITS.................                   50,000,000
                                                    -------------



-----------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 4.7%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
Lehman Brothers, 1.87%, purchased
 4/30/02, due 5/1/02 with a maturity
 value of $171,688,918
 (collateralized fully by various
 U.S. Government Agency
 Obligations).......................  171,680,000     171,680,000
                                                    -------------
TOTAL REPURCHASE AGREEMENTS.........                  171,680,000
                                                    -------------
TOTAL INVESTMENTS (COST
  $3,645,840,197) (a)  - 100.0%....                 3,645,840,197
                                                    -------------
                                                    -------------

--------------

Percentages indicated are based on net assets of $3,647,546,097.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Rate presented indicates the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on April 30, 2002. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC -- American Municipal Bond Assurance Corporation
LOC   -- Letter of Credit

8    HSBC INVESTOR FAMILY OF FUNDS            See notes to financial statements.

 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED)
          ......................................................................

-----------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 81.0%

                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
FEDERAL FARM CREDIT BANK  - 6.5%
1.85%, 7/1/02.......................   10,000,000      10,000,000
1.73%*..............................  100,000,000     100,004,997
                                                    -------------
                                                      110,004,997
                                                    -------------
FEDERAL HOME LOAN BANK  - 43.5%
6.87%, 5/29/02......................   50,000,000      50,196,293
2.16%, 12/5/02......................   31,600,000      31,559,371
2.20%, 12/5/02......................   50,000,000      49,953,339
2.44%, 1/27/03......................  100,000,000     100,000,000
2.46%, 3/18/02......................   50,000,000      50,000,000
2.47%, 3/18/02......................   50,000,000      50,000,000
2.40%, 3/20/03......................   22,900,000      22,885,815
1.73%*..............................  125,000,000     124,977,310
1.73%*..............................  250,000,000     249,899,884
                                                    -------------
                                                      729,472,012
                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORP.  - 8.3%
2.20%, 1/30/03......................   89,000,000      88,984,236
2.45%, 3/14/03......................   50,000,000      50,000,000
                                                    -------------
                                                      138,984,236
                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 20.8%
1.72%*..............................  100,000,000     100,000,000
1.81%*..............................  250,000,000     250,000,000
                                                    -------------
                                                      350,000,000
                                                    -------------

STUDENT LOAN MARKETING ASSOCIATION  - 1.9%
2.21%*..............................   31,500,000      31,499,635
                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS.................                1,359,960,880
                                                    -------------



-----------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 18.8%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
Morgan Stanley Dean Witter, 1.89%,
 purchased 4/30/02, due 5/1/02 with
 a maturity value of $300,015,750
 (collateralized fully by various
 U.S. Government Agency
 Obligations).......................  300,000,000     300,000,000
                                                    -------------
Lehman Brothers, 1.87%, purchased
 4/30/02, due 5/1/02 with a maturity
 value of $15,777,820
 (collateralized fully by various
 U.S. Government Agency
 Obligations).......................   15,777,000      15,777,000
                                                    -------------
TOTAL REPURCHASE AGREEMENTS.........                  315,777,000
                                                    -------------
TOTAL INVESTMENTS (COST
 $1,675,737,880) (a)  - 99.8%.......                1,675,737,880
                                                    -------------
                                                    -------------

---------

Percentages indicated are based on net assets of $1,679,501,506.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on April 30, 2002. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to financial statements.            HSBC INVESTOR FAMILY OF FUNDS    9

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED)
          ......................................................................

----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER -- 98.7%

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
VARIABLE RATE DEMAND NOTES*  - 69.3%
Albany IDA, 1.60%, (LOC Keycorp)......  2,000,000      2,000,000
Albany IDA, 1.50%, (LOC Keycorp)......  2,195,000      2,195,000
Babylon IDA, 1.60%, (AMBAC Insured,
 LOC Bank of Nova Scotia).............  4,820,000      4,820,000
Babylon IDA, 1.75%, (LOC JP Morgan
 Chase & Co.).........................  2,300,000      2,300,000
Battery Park Housing Development,
 2.10%, (LOC JP Morgan Chase & Co.)...  5,230,000      5,230,000
Great Neck North Water Authority,
 1.60%, (FGIC Insured)................    500,000        500,000
Monroe County IDA, 1.65%, (LOC
 M&T Bank Corp.)......................  2,940,000      2,940,000
Monroe County IDA, 1.65%, (LOC
 M&T Bank Corp.)......................  3,500,000      3,500,000
New York City Cultural Trust, 1.60%,
 (LOC Bayerische Helaba)..............  2,800,000      2,800,000
New York City GO, 1.60%, (LOC Dexia
 Credit)..............................  4,800,000      4,800,000
New York City GO, 1.60%, (MBIA
 Insured).............................  6,700,000      6,700,000
New York City GO, 1.65%, (LOC
 JP Morgan Chase & Co.)...............  9,000,000      9,000,000
New York City GO, 1.65%, (LOC
 Bayerische Helaba)...................    500,000        500,000
New York City GO, 1.65%, (LOC
 Bayerische Helaba)...................    500,000        500,000
New York City Health & Hospital Corp.,
 1.60%, (LOC Canadian Imperial
 Bank)................................  1,800,000      1,800,000
New York City Health & Hospital Corp.,
 1.70%, (LOC JP Morgan Chase & Co.)...    400,000        400,000
New York City Health & Hospital Corp.,
 1.70%, (LOC JP Morgan Chase & Co.)...    900,000        900,000
New York City Housing Development
 Corp., 1.70%, AMT, (FNMA Insured)....  1,100,000      1,100,000
New York City Housing Development
 Corp., 1.55%, (FNMA Insured).........  4,000,000      4,000,000
New York City Housing Development
 Corp., 1.70%, AMT, (FNMA Insured)...  14,100,000     14,100,000
New York City Housing Development
 Corp., 1.70%, AMT, (FNMA Insured)....  3,800,000      3,800,000
New York City Housing Development
 Corp., 1.75%, AMT, (LOC Fleet
 National Bank).......................  8,100,000      8,100,000
New York City IDA, 1.95%, (LOC Allied
 Irish Bank PLC)......................  1,700,000      1,700,000
New York City IDA, 1.85%, (LOC First
 Union National Bank).................  1,300,000      1,300,000
New York City IDA, 1.65%, (LOC M&T
 Bank Corp.)..........................  4,400,000      4,400,000
New York City IDA, 1.95%, (LOC Allied
 Irish Bank PLC)......................  1,600,000      1,600,000
New York City IDA, 1.80%, (LOC Allied
 Irish Bank PLC)......................  2,000,000      2,000,000
New York City Transitional Finance
 Authority, 1.60%, (LOC Societe
 Generale)............................  1,000,000      1,000,000
New York City Transitional Finance
 Authority, 1.60%, (LOC Bank One
 Corp.)...............................  1,435,000      1,435,000
New York City Transitional Finance
 Authority, 1.70%, (LOC Commerzbank
 AG)..................................  3,400,000      3,400,000


----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York City Transitional Finance
 Authority, 1.60%, (LOC Bank One
 Corp.)...............................  6,670,000      6,670,000
New York City Trust Cultural, 1.60%,
 (LOC Kredeitbank)....................  2,500,000      2,500,000
New York City Trust Cultural, 1.60%,
 (LOC JP Morgan Chase & Co.)..........  1,325,000      1,325,000
New York State Dormitory Authority,
 1.65%, (LOC JP Morgan Chase & Co.)...  2,300,000      2,300,000
New York State Dormitory Authority,
 1.70%, (LOC Fleet National Bank).....  4,100,000      4,100,000
New York State Dormitory Authority,
 1.60%, (LOC Toronto Dominion Bank)...    600,000        600,000
New York State Energy Research &
 Development Authority, 1.60%, (LOC
 Societe Generale)....................  2,000,000      2,000,000
New York State Energy Research &
 Development Authority, 1.60%, (LOC
 Credit Suisse Group)................. 11,100,000     11,100,000
New York State Housing Finance
 Authority, 1.50%, (LOC Chase
 Manhattan Bank)......................  1,200,000      1,200,000
New York State Housing Finance
 Authority, 1.75%, (LOC
 Commerzbank AG)......................  2,500,000      2,500,000
New York State Housing Finance
 Authority, 1.70%, AMT, (LOC Fleet
 National Bank).......................  4,800,000      4,800,000
New York State Housing Finance
 Authority, 1.70%, AMT, (FNMA
 Insured).............................  1,900,000      1,900,000
New York State Housing Finance
 Authority, 1.75%, AMT, (FNMA
 Insured).............................  4,000,000      4,000,000
New York State Housing Finance
 Authority, 1.70%, AMT, (FNMA
 Insured).............................  1,600,000      1,600,000
New York State Housing Finance
 Authority, 1.65%, (LOC
 Commerzbank AG)...................... 16,500,000     16,500,000
New York State Housing Finance
 Authority, 1.70%, AMT, (FNMA
 Insured).............................  1,700,000      1,700,000
New York State Housing Finance
 Authority, 1.65%, AMT, (LOC
 Keycorp).............................  2,200,000      2,200,000
New York State Housing Finance
 Authority, 1.65%, AMT, (FHLMC
 Insured).............................  8,000,000      8,000,000
New York State Housing Finance
 Authority, 1.75%, AMT, (LOC Fleet
 National Bank).......................  7,700,000      7,700,000
New York State Housing Finance
 Authority, 1.65%, AMT, (FNMA
 Insured).............................  1,100,000      1,100,000
New York State Housing Finance
 Authority, 1.57%, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  3,600,000      3,600,000
New York State Housing Finance
 Authority, 1.75%, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  6,000,000      6,000,000
New York State Housing Finance
 Authority, 1.75%, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  3,700,000      3,700,000

10    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED) (CONTINUED)
     ...........................................................................


----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York State Housing Finance
 Authority, 1.65%, AMT, (LOC Fleet
 National Bank).......................  6,000,000      6,000,000
New York State Local Government
 Assistance Corp., 1.60%, (LOC Bank of
 Nova Scotia).........................  5,340,000      5,340,000
New York State Local Government
 Assistance Corp., 1.60%..............  1,100,000      1,100,000
New York State Local Government
 Assistance Corp., 1.60%..............  5,360,000      5,360,000
New York State Local Government
 Assistance Corp., 1.65%, (LOC Societe
 Generale)............................  7,500,000      7,500,000
New York State Local Government
 Assistance Corp., 1.65%, (LOC
 Bayerische Helaba)...................  3,700,000      3,700,000
New York State Medical Care Facility
 Authority, 1.55%, (LOC Citibank).....    700,000        700,000
New York State Mortgage Agency, 1.77%,
 AMT..................................  8,000,000      8,000,000
New York State Mortgage Agency, 1.73%,
 (LOC JP Morgan Chase & Co.)..........  1,245,000      1,245,000
New York State Power Authority,
 1.65%................................  3,600,000      3,600,000
New York State Triborough Bridge &
 Tunnel Authority, 1.60%, (LOC Bank of
 New York)............................ 13,600,000     13,600,000
New York State Triborough Bridge &
 Tunnel Authority, 1.65%..............  6,830,000      6,830,000
New York State Triborough Bridge &
 Tunnel Authority, 1.60%, (AMBAC
 Insured).............................  5,000,000      5,000,000
Otsego County IDA, 1.70%, (LOC
 M&T Bank Corp.)......................  1,200,000      1,200,000
Poughkeepsie IDA, 1.70%, AMT, (LOC
 JP Morgan Chase & Co.)...............  1,000,000      1,000,000
St. Lawrence County IDA, 1.57%, AMT,
 (LOC National Australia Bank)........  1,000,000      1,000,000
Suffolk County Water Authority, 1.70%,
 (LOC Bank of Nova Scotia)............  2,735,000      2,735,000
Suffolk County Water Authority, 1.70%,
 (LOC Bank of Nova Scotia)............  2,400,000      2,400,000
Suffolk County Water Authority,
 1.70%................................  5,000,000      5,000,000
Tompkins County IDA, 1.57%, (LOC M&T
 Bank Corp.)..........................  7,000,000      7,000,000
Tompkins County IDA, 1.60%, (LOC
 Toronto Dominion Bank)...............  4,000,000      4,000,000
Yonkers IDA, 1.65%, (LOC Dexia
 Credit)..............................    400,000        400,000
                                                     -----------
                                                     288,625,000
                                                     -----------
MUNICIPAL BOND  - 25.7%
Brookhaven, 4.75%, 11/1/02, (FGIC
 Insured).............................  1,065,000      1,082,694
Connetquot Central School District,
 3.25%, 6/28/02, (State Aid
 Withholding Insured).................  5,000,000      5,004,812
Deer Park Union Free School District,
 3.00%, 6/25/02, (State Aid
 Withholding Insured).................  4,000,000      4,002,345
Farmingdale Union Free School
 District, 3.00%, 6/27/02, (State Aid
 Withholding Insured).................  2,000,000      2,000,907
Hempstead Town, 2.40%, 9/18/02........  7,000,000      7,016,667
Lindenhurst Union Free School
 District, 3.25%, 6/27/02, (State Aid
 Withholding Insured)................. 11,000,000     11,010,882


----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Nassau County, 5.00%, 11/1/02, (AMBAC
 Insured).............................  4,030,000      4,094,192
Nassau County, 5.13%, 11/1/02, (FGIC
 Insured).............................  1,350,000      1,373,315
New York City GO, 6.63%, 8/1/14,
 Prerefunded 8/1/02 @ 101.5, (MBIA
 Insured).............................    405,000        416,312
New York City GO, 3.20%, 2/7/02, (LOC
 Dexia Credit)........................  3,200,000      3,200,000
New York City Metropolitan Transit
 Authority, 5.38%, 7/1/02.............  1,800,000      1,811,661
New York City Metropolitan Transit
 Authority, 6.38%, 7/1/10, Prerefunded
 7/1/02 @ 102, (FGIC Insured).........  1,500,000      1,542,414
New York City Metropolitan Transit
 Authority, 6.63%, 7/1/14, Prerefunded
 7/1/02 @ 100.........................  2,810,000      2,875,202
New York City Transitional Finance
 Authority, 2.75%, 11/13/02...........  5,000,000      5,026,385
New York City Transitional Finance
 Authority, 2.50%, 2/26/03............ 10,000,000     10,075,081
New York City Water Finance Authority,
 6.38%, 6/15/22, Prerefunded
 6/15/02 @ 101........................  1,000,000      1,015,646
New York State Dormitory Authority,
 2.15%, 7/1/02, (LOC Fleet National
 Bank)................................    510,000        510,000
New York State Dormitory Authority,
 2.25%, 7/1/02, (FSA Insured).........    500,000        500,289
New York State Dormitory Authority,
 3.00%, 7/1/02........................  5,755,000      5,765,497
New York State Dormitory Authority,
 4.00%, 7/1/02, (LOC Allied Irish
 Bank PLC)............................  1,435,000      1,438,588
New York State Dormitory Authority,
 8.75%, 7/1/02........................  1,700,000      1,717,013
New York State Dormitory Authority,
 6.00%, 7/1/11, Prerefunded
 7/1/02 @ 102, (LOC Connie Lee).......    495,000        508,641
New York State Dormitory Authority,
 7.25%, 7/1/11, Prerefunded
 7/1/02 @ 102.........................    500,000        514,870
New York State Dormitory Authority,
 6.00%, 5/15/22, Prerefunded 5/15/03 @
 102, (State Aid Withholding
 Insured).............................  1,000,000      1,061,572
New York State Energy Research &
 Development, 7.15%, 12/1/20, AMT,
 Prerefunded 6/15/02 @ 102............  1,000,000      1,026,729
New York State Environmental Facility,
 6.00%, 6/15/02.......................    500,000        502,024
New York State GO, 4.10%, 9/15/02.....  1,550,000      1,564,998
New York State Mortgage Agency, 2.20%,
 10/1/03, AMT, (LOC Bank of
 Austria).............................  3,620,000      3,620,000
New York State Power Authority, 4.70%,
 1/1/04, Prerefunded 1/1/03 @ 102.....  3,200,000      3,334,975
New York State Power Authority, 4.80%,
 1/1/05, Prerefunded 1/1/03 @ 102.....    500,000        520,849
New York State Power Authority, 5.00%,
 1/1/09, Prerefunded 1/1/03 @ 102.....  1,000,000      1,043,714
New York State Urban Development
 Corp., 3.50%, 7/1/02.................    950,000        952,361
North Hempstead, 2.25%, 2/13/03.......  7,522,500      7,563,396
Northport-East Union Free School
 District, 3.50%, 6/28/02, (State Aid
 Withholding Insured).................  3,000,000      3,004,185

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    11

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
    SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED) (CONTINUED)
    ............................................................................

----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Port Authority of New York & New
 Jersey, 5.00%, 9/15/02, AMT, (FGIC
 Insured).............................  1,000,000      1,009,394
Puerto Rico Public Education & Health,
 6.88%, 7/1/21, Prerefunded
 7/1/02 @ 101.5.......................  2,140,000      2,188,869
Putnam County, 2.13%, 10/18/02........  2,200,000      2,205,815
Sag Harbor Union Free School District,
 2.90%, 6/28/02, (State Aid
 Withholding Insured).................  2,000,000      2,001,402
University of Puerto Rico, 4.88%,
 6/1/02, (MBIA Insured)...............    750,000        751,426
Yonkers, 4.50%, 12/15/02, (AMBAC
 Insured).............................  1,065,000      1,081,711
Yonkers, 4.50%, 12/15/02, (LOC Bank of
 New York)............................    955,000        969,991
                                                     -----------
                                                     106,906,824
                                                     -----------
COMMERCIAL PAPER  - 3.7%
Metropolitan Transit Authority, 1.20%,
 6/3/02...............................  5,100,000      5,100,000
New York State GO, 1.20%, 5/6/02......  2,500,000      2,500,000
New York State Power Authority, 1.25%,
 5/7/02...............................  3,000,000      3,000,000
New York State Power Authority, 1.65%,
 6/5/02...............................  5,000,000      5,000,000
                                                     -----------
                                                      15,600,000
                                                     -----------
TOTAL TAX-FREE NOTES AND COMMERCIAL
 PAPER................................               411,131,824
                                                     -----------



----------------------------------------------------------------
 INVESTMENT COMPANIES - 0.9%
                                          SHARES      VALUE($)
                                        ----------   -----------
Dreyfus New York Municipal Cash
 Management Fund......................      2,688          2,688
Provident New York Tax-Free Money
 Market Fund..........................  3,545,327      3,545,327
                                                     -----------
TOTAL INVESTMENT COMPANIES............                 3,548,015
                                                     -----------
TOTAL INVESTMENTS (COST $414,679,839)
 (a)  - 99.6%.........................               414,679,839
                                                     -----------
                                                     -----------

---------

Percentages indicated are based on net assets of $416,338,579.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on April 30, 2002. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC --    American Municipal Bond Assurance Corporation
AMT   --    Interest on security is subject to Federal
            Alternative Minimum Tax
FGIC  --    Financial Guaranty Insurance Corporation
FHLMC --    Federal Home Loan Mortgage Corporation
FNMA  --    Federal National Mortgage Association
FSA   --    Federal Security Assurance
GO    --    General Obligation
IDA   --    Industrial Development Agency
LOC   --    Letter of Credit

12    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

          HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2002 (UNAUDITED)
          ......................................................................


                                                              PRINCIPAL
                                                              AMOUNT($)     VALUE($)
                                                              ----------   ----------
-------------------------------------------------------------------------------------
 U.S. TREASURY BILLS  - 71.8%

1.61%, 5/2/02*.............................................. 20,000,000    19,999,105
1.67%, 5/16/02*............................................. 15,200,000    15,189,430
1.74%, 6/6/02*..............................................  5,000,000     4,991,325
1.83%, 6/13/02*.............................................  4,000,000     3,991,496
1.75%, 7/5/02*..............................................  5,000,000     4,984,292
1.84%, 7/18/02*.............................................  6,000,000     5,976,167
1.82%, 7/25/02*.............................................  5,000,000     4,978,691
1.84%, 8/22/02*.............................................  2,000,000     1,988,574
2.10%, 9/19/02*.............................................  5,000,000     4,959,365
                                                                           ----------
TOTAL U.S. TREASURY BILLS...................................               67,058,445
                                                                           ----------

-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 28.3%

Lehman Brothers, 1.73%, purchased 4/30/02, due 5/1/02 with a maturity value of $10,000,481 (collateralized fully by
  various U.S. Government Agency Obligations)...............  10,000,000   10,000,000
Morgan Stanley Dean Witter, 1.83%, purchased 4/30/02, due
  5/1/02 with a maturity value of $16,433,835
  (collateralized fully by various U.S. Government Agency
  Obligations)..............................................  16,433,000   16,433,000
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS.................................               26,433,000
                                                                           ----------
TOTAL INVESTMENTS
  (COST $93,491,445) (a) - 100.1%...........................               93,491,445
                                                                           ----------
                                                                           ----------

---------

Percentages indicated are based on net assets of $93,395,582.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Rate presented indicates the effective yield at time of purchase.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    13

HSBC INVESTOR FAMILY OF FUNDS

      STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 2002 (UNAUDITED)
      .........................................................................

                                                                                             NEW YORK
                                                                    U.S. GOVERNMENT          TAX-FREE           U.S. TREASURY
                                               MONEY MARKET          MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                   FUND                  FUND                  FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost              $3,474,160,197        $1,359,960,880         $414,679,839           $67,058,445
  Repurchase agreements                          171,680,000           315,777,000                   --            26,433,000
                                              --------------        --------------         ------------           -----------
  TOTAL INVESTMENTS                            3,645,840,197         1,675,737,880          414,679,839            93,491,445
                                              --------------        --------------         ------------           -----------
  Cash                                             7,428,607                   808                   --                    81
  Interest and dividends receivable               12,253,561             6,666,631            2,192,119                 1,316
  Prepaid expenses                                    91,647                68,667               16,559                11,949
                                              --------------        --------------         ------------           -----------
  TOTAL ASSETS                                 3,665,614,012         1,682,473,986          416,888,517            93,504,791
                                              --------------        --------------         ------------           -----------
LIABILITIES:
  Dividends payable                                5,051,713             2,044,576              367,853                64,399
  Securities purchased payable                    11,786,638                    --                   --                    --
  Accrued expenses and other liabilities:
     Investment management                           495,954               307,062               55,643                 6,598
     Administration                                  266,389               132,199               31,166                 4,212
     Distribution                                     98,922                    26                    1                    --
     Shareholder servicing                           359,514               440,750               90,098                 7,228
     Other                                             8,785                47,867                5,177                26,772
                                              --------------        --------------         ------------           -----------
  TOTAL LIABILITIES                               18,067,915             2,972,480              549,938               109,209
                                              --------------        --------------         ------------           -----------
NET ASSETS                                    $3,647,546,097        $1,679,501,506         $416,338,579           $93,395,582
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 .............................................................................................................................
COMPOSITION OF NET ASSETS:
  Capital                                     $3,647,544,829        $1,679,475,837         $416,387,114           $93,380,111
  Undistributed net investment income                    152                10,972                    1                13,961
  Accumulated net realized gains (losses)
    from investment transactions                       1,116                14,697              (48,536)                1,510
                                              --------------        --------------         ------------           -----------
  NET ASSETS                                  $3,647,546,097        $1,679,501,506         $416,338,579           $93,395,582
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ............................................................................................................................
CLASS A (INVESTOR) SHARES:
  Net Assets                                  $  386,745,647        $  811,516,899         $143,339,462           $    82,896
  Shares Outstanding                             386,746,731           811,462,894          143,364,445                82,880
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ............................................................................................................................
CLASS B SHARES:
  Net Assets                                  $          245        $       39,357         $         10           $        10
  Shares Outstanding                                     245                39,363                   10                    10
  Net Asset Value, Offering Price and
    Redemption Price per share*               $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ............................................................................................................................
CLASS C SHARES:
  Net Assets                                  $  158,337,208        $           --         $         --           $        10
  Shares Outstanding                             158,337,336                    --                   --                    10
  Net Asset Value, Offering Price and
    Redemption Price per share*               $         1.00        $           --         $         --           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ............................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES:
  Net Assets                                  $  915,236,137        $  682,450,781         $183,417,535           $61,537,742
  Shares Outstanding                             915,232,231           682,481,588          183,431,928            61,535,710
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ............................................................................................................................
CLASS I SHARES:
  Net Assets                                  $1,335,093,580        $           --         $         --           $        --
  Shares Outstanding                           1,335,093,187                    --                   --                    --
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $           --         $         --           $        --
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ............................................................................................................................
CLASS Y SHARES:
  Net Assets                                  $  852,133,280        $  185,494,469         $ 89,581,572           $31,774,924
  Shares Outstanding                             852,135,099           185,492,015           89,590,732            31,773,368
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------

--------------

* Redemption price per share varies by length of time shares are held.

14    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

      STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
      APRIL 30, 2002 (UNAUDITED)
      .........................................................................

                                                                                             NEW YORK
                                                                    U.S. GOVERNMENT          TAX-FREE           U.S. TREASURY
                                               MONEY MARKET          MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                   FUND                  FUND                  FUND                 FUND*
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                      $33,339,988           $19,001,961           $ 3,151,386            $500,739
  Dividend                                               --                    --               186,702                  --
                                                -----------           -----------           -----------            --------
  TOTAL INVESTMENT INCOME                        33,339,988            19,001,961             3,338,088             500,739
                                                -----------           -----------           -----------            --------
 ............................................................................................................................
EXPENSES:
  Investment management                           2,571,766             1,885,981               321,643              52,942
  Administration                                  1,150,149               720,879               163,884              20,351
  Distribution:
     Class B Shares                                      87                   294                    --                  --
     Class C Shares                                 561,421                    --                     4                  --
  Shareholder Servicing:
     Class A (Investor) Shares                      818,597             1,724,031               291,742                 212
     Class B Shares                                      29                    99                    --                  --
     Class C Shares                                 187,140                    --                     1                  --
     Class D (Private Investor) Shares            1,127,873             1,001,388               253,231              36,694
  Accounting                                         36,863                35,433                32,705              31,194
  Custodian                                         106,168                90,518                41,296               7,379
  Transfer agent                                     34,854                37,629                33,268              28,223
  Trustee                                            21,674                18,861                 3,885                 255
  Other                                             344,503               190,519                55,512              28,353
                                                -----------           -----------           -----------            --------
     Total expenses before fee reductions         6,961,124             5,705,632             1,197,171             205,603
     Fees reduced by Administrator                  (50,822)                   --                    --                  --
     Fees reduced by Distributor                         --                    --                    (1)                 --
     Fees reduced by Investment Adviser                  --                    --                    --             (62,815)
                                                -----------           -----------           -----------            --------
     NET EXPENSES                                 6,910,302             5,705,632             1,197,170             142,788
                                                -----------           -----------           -----------            --------
 ............................................................................................................................
NET INVESTMENT INCOME                            26,429,686            13,296,329             2,140,918             357,951
                                                -----------           -----------           -----------            --------
 ............................................................................................................................
Net realized gains (losses) from
 investment transactions                              1,167                14,697                (3,057)              1,510
                                                -----------           -----------           -----------            --------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $26,430,853           $13,311,026           $ 2,137,861            $359,461
                                                -----------           -----------           -----------            --------
                                                -----------           -----------           -----------            --------

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    15

HSBC INVESTOR FAMILY OF FUNDS

      STATEMENTS OF CHANGES IN NET ASSETS
      .........................................................................

                                                          MONEY MARKET                               U.S. GOVERNMENT
                                                              FUND                                  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                               FOR THE SIX                                 FOR THE SIX
                                              MONTHS ENDED            FOR THE             MONTHS ENDED            FOR THE
                                             APRIL 30, 2002         YEAR ENDED           APRIL 30, 2002         YEAR ENDED
                                               (UNAUDITED)       OCTOBER 31, 2001          (UNAUDITED)       OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                        $   26,429,686       $   68,905,118         $   13,296,329       $   75,378,259
  Net realized gains (losses) from
    investment transactions                             1,167                  (51)                14,697             (132,429)
                                               --------------       --------------         --------------       --------------
  CHANGE IN NET ASSETS FROM OPERATIONS             26,430,853           68,905,067             13,311,026           75,245,830
                                               --------------       --------------         --------------       --------------
 .............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class A (Investor) Shares                        (3,344,671)         (19,215,121)            (5,508,836)         (40,752,374)
  Class B Shares (a)                                     (114)                (303)                  (295)              (4,688)
  Class C Shares (b)                                 (761,068)          (1,344,383)                    --                   --
  Class D (Private Investor) Shares                (8,067,409)         (26,740,048)            (5,711,624)         (27,453,984)
  Class I Shares (c)                               (6,144,762)                  --                     --                   --
  Class Y Shares                                   (8,029,734)         (21,687,192)            (1,842,226)          (7,400,561)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS                                        (26,347,758)         (68,987,047)           (13,062,981)         (75,611,607)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS                                   1,388,958,784        1,170,360,780           (130,213,558)          69,274,736
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS                            1,389,041,879        1,170,278,800           (129,965,513)          68,908,959
 .............................................................................................................................
NET ASSETS:
  Beginning of period                           2,258,504,218        1,088,225,418          1,809,467,019        1,740,558,060
                                               --------------       --------------         --------------       --------------
  End of period                                $3,647,546,097       $2,258,504,218         $1,679,501,506       $1,809,467,019
                                               --------------       --------------         --------------       --------------
                                               --------------       --------------         --------------       --------------

--------------

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations on March 23, 2001.

(c) The Money Market Fund Class I Shares commenced operations on January 9,
2002.

16    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

      All capital share transactions have been processed at a net asset value of $1.00 per share.
      .........................................................................

                                                       MONEY MARKET                               U.S. GOVERNMENT
                                                           FUND                                  MONEY MARKET FUND
                                            -------------------------------------       -------------------------------------
                                               FOR THE SIX                                 FOR THE SIX
                                              MONTHS ENDED            FOR THE             MONTHS ENDED            FOR THE
                                             APRIL 30, 2002         YEAR ENDED           APRIL 30, 2002         YEAR ENDED
                                               (UNAUDITED)       OCTOBER 31, 2001          (UNAUDITED)       OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES:
  Issued                                      $   267,517,281       $  524,084,543        $   343,390,479      $   750,791,518
  Reinvested                                        3,647,264           20,695,600              6,277,646           44,201,597
  Redeemed                                       (311,320,714)        (580,289,111)          (402,554,414)        (954,811,244)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS A (INVESTOR) SHARES               (40,156,169)         (35,508,968)           (52,886,289)        (159,818,129)
                                              ---------------       --------------        ---------------      ---------------
 .............................................................................................................................
CLASS B SHARES (a):
  Issued                                               40,442               18,490                    560               34,575
  Reinvested                                               73                  273                    110                  973
  Redeemed                                            (59,033)                  --               (105,111)             (11,221)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS B SHARES                              (18,518)              18,763               (104,441)              24,327
                                              ---------------       --------------        ---------------      ---------------
 .............................................................................................................................
CLASS C SHARES (b):
  Issued                                          273,476,551          407,313,675                     --                   --
  Reinvested                                          843,675            1,152,481                     --                   --
  Redeemed                                       (249,627,586)        (274,821,460)                    --                   --
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS C SHARES                           24,692,640          133,644,696                     --                   --
                                              ---------------       --------------        ---------------      ---------------
 .............................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES:
  Issued                                          806,617,186        1,365,941,523          1,000,755,896        1,769,656,505
  Reinvested                                        8,833,082           26,802,383              5,690,328           24,214,111
  Redeemed                                       (814,173,525)        (877,508,723)        (1,102,867,415)      (1,581,834,914)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS D (PRIVATE INVESTOR) SHARES         1,276,743          515,235,183            (96,421,191)         212,035,702
                                              ---------------       --------------        ---------------      ---------------
 .............................................................................................................................
CLASS I SHARES (c):
  Issued                                        2,112,843,639                   --                     --                   --
  Reinvested                                          185,564                   --                     --                   --
  Redeemed                                       (777,936,016)                  --                     --                   --
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS I SHARES                        1,335,093,187                   --                     --                   --
                                              ---------------       --------------        ---------------      ---------------
 .............................................................................................................................
CLASS Y SHARES:
  Issued                                        1,223,926,210        2,531,859,997            800,000,329          635,275,596
  Reinvested                                        6,175,769           17,300,685                730,518            1,948,276
  Redeemed                                     (1,162,031,078)      (1,992,189,576)          (781,532,461)        (620,191,036)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS Y SHARES                           68,070,901          556,971,106             19,198,386           17,032,836
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN SHARES                              $ 1,388,958,784       $1,170,360,780        $  (130,213,535)     $    69,274,736
                                              ---------------       --------------        ---------------      ---------------
                                              ---------------       --------------        ---------------      ---------------

--------------

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations March 23, 2001.

(c) The Money Market Fund Class I Shares commenced operations on January 9,
2002.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    17

HSBC INVESTOR FAMILY OF FUNDS

      .........................................................................

                                            NEW YORK TAX-FREE                                     U.S. TREASURY
                                            MONEY MARKET FUND                                   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------
                               FOR THE SIX                                         FOR THE SIX
                               MONTHS ENDED                                       MONTHS ENDED            FOR THE PERIOD
                              APRIL 30, 2002         FOR THE YEAR ENDED          APRIL 30, 2002           MAY 11, 2001 TO
                               (UNAUDITED)            OCTOBER 31, 2001             (UNAUDITED)           OCTOBER 31, 2001(a)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income           $  2,140,918             $  8,379,165               $   357,951              $   604,795
  Net realized gains
    (losses) from
    investment
    transactions                        (3,057)                 (14,848)                    1,510                    3,989
                                  ------------             ------------               -----------              -----------
  CHANGE IN NET ASSETS
    RESULTING FROM
    OPERATIONS                       2,137,861                8,364,317                   359,461                  608,784
                                  ------------             ------------               -----------              -----------
 ............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class A (Investor)
    Shares (b)                        (619,784)              (3,403,439)                     (603)                  (1,306)
  Class C Shares (c)                        (2)                     (12)                       --                       --
  Class D (Private
    Investor) Shares (d)            (1,007,147)              (3,274,987)                 (180,982)                (396,361)
  Class Y Shares (e)                  (497,734)              (1,736,072)                 (174,334)                (211,055)
                                  ------------             ------------               -----------              -----------
CHANGE IN NET ASSETS FROM
 SHAREHOLDER DIVIDENDS              (2,124,667)              (8,414,510)                 (355,919)                (608,722)
                                  ------------             ------------               -----------              -----------
CHANGE IN NET ASSETS FROM
 CAPITAL SHARE
 TRANSACTIONS                       36,123,158              102,814,052                42,213,377               51,178,601
                                  ------------             ------------               -----------              -----------
CHANGE IN NET ASSETS                36,136,352              102,763,859                42,216,919               51,178,663
 ............................................................................................................................
NET ASSETS:
  Beginning of period              380,202,227              277,438,368                51,178,663                       --
                                  ------------             ------------               -----------              -----------
  End of period                   $416,338,579             $380,202,227               $93,395,582              $51,178,663
                                  ------------             ------------               -----------              -----------
                                  ------------             ------------               -----------              -----------

--------------

(a) Period from commencement of operations.

(b) The U.S. Treasury Money Market Class A (Investor) Shares commenced operations on May 24, 2001.

(c) The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.

(e) The U.S. Treasury Money Market Fund Class Y Shares commenced operations on May 11, 2001.

18    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

      STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
      All capital share transactions have been processed at a net asset value of $1.00 per share.
      .........................................................................

                                        NEW YORK TAX-FREE                                     U.S. TREASURY
                                        MONEY MARKET FUND                                   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
                               FOR THE SIX                                         FOR THE SIX
                               MONTHS ENDED               FOR THE                 MONTHS ENDED             FOR THE PERIOD
                              APRIL 30, 2002             YEAR ENDED              APRIL 30, 2002           MAY 11, 2001 TO
                               (UNAUDITED)            OCTOBER 31, 2001             (UNAUDITED)           OCTOBER 31, 2001(A)
----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES
 (b):
  Issued                            96,805,650              285,447,693                   197,454                   687,612
  Reinvested                           618,677                3,665,161                       827                     1,017
  Redeemed                         (80,674,689)            (297,349,589)                 (301,634)                 (502,396)
                                  ------------             ------------               -----------              ------------
CHANGE IN CLASS A
 (INVESTOR) SHARES                  16,749,638               (8,236,735)                 (103,353)                  186,233
                                  ------------             ------------               -----------              ------------
 ...........................................................................................................................
CLASS B SHARES:
  Issued                                    --                       --                        --                        10
  Reinvested                                --                       --                        --                        --
  Redeemed                                  --                       --                        --                        --
                                  ------------             ------------               -----------              ------------
CHANGE IN CLASS B SHARES                    --                       --                        --                        10
                                  ------------             ------------               -----------              ------------
 ...........................................................................................................................
CLASS C SHARES (c):
  Issued                                    --                    1,367                        --                        10
  Reinvested                                 2                       11                        --                        --
  Redeemed                              (1,380)                      --                        --                        --
                                  ------------             ------------               -----------              ------------
CHANGE IN CLASS C SHARES                (1,378)                   1,378                        --                        10
 ...........................................................................................................................
CLASS D (PRIVATE INVESTOR)
 SHARES (d):
  Issued                           240,226,319              289,237,107                53,465,602               142,375,291
  Reinvested                           967,799                2,817,594                   192,578                   351,899
  Redeemed                        (240,108,328)            (210,001,194)              (20,404,882)             (114,444,778)
                                  ------------             ------------               -----------              ------------
CHANGE IN CLASS D (PRIVATE
 INVESTOR) SHARES                    1,085,790               82,053,507                33,253,298                28,282,412
                                  ------------             ------------               -----------              ------------
 ...........................................................................................................................
CLASS Y SHARES (e):
  Issued                           157,027,321              345,600,262                38,060,485                46,273,858
  Reinvested                           166,945                  211,238                   109,136                    65,740
  Redeemed                        (138,905,158)            (316,815,598)              (29,106,189)              (23,629,662)
                                  ------------             ------------               -----------              ------------
CHANGE IN CLASS Y SHARES            18,289,108               28,995,902                 9,063,432                22,709,936
                                  ------------             ------------               -----------              ------------
CHANGE IN SHARES                    36,123,158              102,814,052                42,213,377                51,178,601
                                  ------------             ------------               -----------              ------------
                                  ------------             ------------               -----------              ------------

--------------

(a) Period from commencement of operations.

(b) The U.S. Treasury Money Market Fund Class A (Investor) Shares commenced operations on May 24, 2001.

(c) The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.

(e) The U.S. Treasury Money Market Fund Class Y Shares commenced operations on May 11, 2001.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    19

         HSBC INVESTOR MONEY MARKET FUND
-------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         ......................................................................

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            INVESTMENT ACTIVITIES                     DIVIDENDS
                                                 --------------------------------------------   ----------------------

                                     NET ASSET                NET REALIZED GAINS
                                      VALUE,        NET         (LOSSES) FROM      TOTAL FROM      NET
                                     BEGINNING   INVESTMENT       INVESTMENT       INVESTMENT   INVESTMENT     TOTAL
                                     OF PERIOD     INCOME        TRANSACTIONS      ACTIVITIES     INCOME     DIVIDENDS
----------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00        0.04             0.00*            0.04        (0.04)       (0.04)
Year ended October 31, 2000             1.00        0.05               --             0.05        (0.05)       (0.05)
Year ended October 31, 2001             1.00        0.04            (0.00)*           0.04        (0.04)       (0.04)
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01             0.00*            0.01        (0.01)       (0.01)
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2001 (a)      $1.00        0.02               --             0.02        (0.02)       (0.02)
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.00*              --             0.00*       (0.00)*      (0.00)*
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (a)      $1.00        0.02            (0.00)*           0.02        (0.02)       (0.02)
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01             0.00*            0.01        (0.01)       (0.01)
----------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00        0.03             0.00*            0.03        (0.03)       (0.03)
Year ended October 31, 2000             1.00        0.06               --             0.06        (0.06)       (0.06)
Year ended October 31, 2001             1.00        0.04            (0.00)*           0.04        (0.04)       (0.04)
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01             0.00*            0.01        (0.01)       (0.01)
----------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended April 30, 2002 (a)        $1.00        0.01             0.00*            0.01        (0.01)       (0.01)
----------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 1999 (a)      $1.00        0.05             0.00*            0.05        (0.05)       (0.05)
Year ended October 31, 2000             1.00        0.06               --             0.06        (0.06)       (0.06)
Year ended October 31, 2001             1.00        0.05            (0.00)*           0.05        (0.05)       (0.05)
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01             0.00*            0.01        (0.01)       (0.01)
----------------------------------------------------------------------------------------------------------------------


                                                                            RATIOS/SUPPLEMENTARY DATA
                                                                -------------------------------------------------
                                                                                           RATIO OF
                                                                                             NET
                                                                NET ASSETS    RATIO OF    INVESTMENT    RATIO OF
                                     NET ASSET                  AT END OF     EXPENSES    INCOME TO     EXPENSES
                                     VALUE, END   TOTAL           PERIOD     TO AVERAGE    AVERAGE     TO AVERAGE
                                     OF PERIOD    RETURN         (000'S)     NET ASSETS   NET ASSETS   NET ASSETS
-----------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00      4.42%(b)      $  226,783     0.67%(c)     4.44%(c)     0.75%(c)(d)
Year ended October 31, 2000             1.00      5.60%            462,412     0.77%        5.53%        0.77%(d)
Year ended October 31, 2001             1.00      4.38%            426,886     0.74%        4.34%        0.74%
Six months ended April 30, 2002
 (Unaudited)                            1.00      0.81%(b)         386,746     0.72%(c)     1.64%(c)     0.72%(c)
-----------------------------------
CLASS B SHARES
Period ended October 31, 2001 (a)      $1.00      1.64%(b)(e)   $       19     1.34%(c)     2.81%(c)     1.34%(c)
Six months ended April 30, 2002
 (Unaudited)                            1.00      0.42%(b)(e)            0**   1.32%(c)     1.00%(c)     1.32%(c)
-----------------------------------
CLASS C SHARES
Period ended October 31, 2001 (a)      $1.00      1.59%(b)(e)   $  133,640     1.35%(c)     2.57%(c)     1.35%(c)
Six months ended April 30, 2002
 (Unaudited)                            1.00      0.51%(b)(e)      158,337     1.32%(c)     1.02%(c)     1.32%(c)
-----------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00      2.69%(b)      $   46,863     0.59%(c)     4.56%(c)     0.62%(c)(d)
Year ended October 31, 2000             1.00      5.75%            398,720     0.62%        5.78%        0.62%
Year ended October 31, 2001             1.00      4.54%            913,924     0.59%        4.18%        0.59%
Six months ended April 30, 2002
 (Unaudited)                            1.00      0.89%(b)         915,236     0.57%(c)     1.80%(c)     0.57%(c)
-----------------------------------
CLASS I SHARES
Period ended April 30, 2002 (a)        $1.00      0.60%(b)      $1,335,094     0.20%(c)     1.95%(c)     0.22%(c)(d)
-----------------------------------
CLASS Y SHARES
Period ended October 31, 1999 (a)      $1.00      4.76%(b)      $   73,672     0.31%(c)     4.77%(c)     0.40%(c)(d)
Year ended October 31, 2000             1.00      6.02%            227,093     0.37%        5.96%        0.37%(d)
Year ended October 31, 2001             1.00      4.80%            784,035     0.34%        4.39%        0.34%
Six months ended April 30, 2002
 (Unaudited)                            1.00      1.01%(b)         852,133     0.32%(c)     2.03%(c)     0.32%(c)
-----------------------------------

 *  Less than $0.005 per share.
 ** Less than $500.
(a) Class A (Investor) Shares commenced operations on November 13, 1998.
    Class B Shares commenced operations on April 4, 2001.
    Class C Shares commenced operations on March 23, 2001.
    Class D (Private Investor) Shares commenced operations on April 1, 1999. Class I Shares commenced operations on January 9, 2002.
    Class Y Shares commenced operations on November 12, 1998.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(e) Excludes redemption charge.

See notes to financial statements.

20    HSBC INVESTOR FAMILY OF FUNDS

        HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
        .......................................................................
        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                           INVESTMENT ACTIVITIES
                                                 ------------------------------------------

                                     NET ASSET                  NET REALIZED
                                      VALUE,        NET        GAINS (LOSSES)    TOTAL FROM
                                     BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT
                                     OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
-------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1997          $1.00        0.05            0.00*           0.05
Year ended September 30, 1998           1.00        0.05            0.00*           0.05
One month period ended October 31,
 1998                                   1.00        0.00*           0.00*           0.00*
Year ended October 31, 1999             1.00        0.04            0.00*           0.04
Year ended October 31, 2000             1.00        0.05            0.00*           0.05
Year ended October 31, 2001             1.00        0.04           (0.00)*          0.04
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01            0.00*           0.01
-------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended September 30, 1998 (d)    $1.00        0.00*             --            0.00*
One month period ended October 31,
 1998                                   1.00        0.00*           0.00*           0.00*
Year ended October 31, 1999             1.00        0.04            0.00*           0.04
Year ended October 31, 2000             1.00        0.05            0.00*           0.05
Year ended October 31, 2001             1.00        0.04           (0.00)*          0.04
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.00*           0.00*          (0.00)
-------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October
 31, 1999 (d)                          $1.00        0.03            0.00*           0.03
Year ended October 31, 2000             1.00        0.05            0.00*           0.05
Year ended October 31, 2001             1.00        0.04           (0.00)*          0.04
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01            0.00*           0.01
-------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended September 30, 1997          $1.00        0.05            0.00*           0.05
Year ended September 30, 1998           1.00        0.06            0.00*           0.06
One month period ended October 31,
 1998                                   1.00        0.00*             --            0.00*
Year ended October 31, 1999             1.00        0.05            0.00*           0.05
Year ended October 31, 2000             1.00        0.06            0.00*           0.06
Year ended October 31, 2001             1.00        0.05           (0.00)*          0.05
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01            0.00*           0.01
-------------------------------------------------------------------------------------------


                                                         DIVIDENDS
                                     --------------------------------------------------

                                                  IN EXCESS    NET REALIZED
                                        NET         OF NET      GAINS FROM
                                     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                       INCOME       INCOME     TRANSACTIONS   DIVIDENDS
---------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1997          (0.05)          --            --         (0.05)
Year ended September 30, 1998          (0.05)          --         (0.00)*       (0.05)
One month period ended October 31,
 1998                                  (0.00)*         --            --         (0.00)*
Year ended October 31, 1999            (0.04)       (0.00)*       (0.00)*       (0.04)
Year ended October 31, 2000            (0.05)          --         (0.00)*       (0.05)
Year ended October 31, 2001            (0.04)          --            --         (0.04)
Six months ended April 30, 2002
 (Unaudited)                           (0.01)          --            --         (0.01)
-----------------------------------
CLASS B SHARES
Period ended September 30, 1998 (d)    (0.00)*         --            --         (0.00)*
One month period ended October 31,
 1998                                  (0.00)*         --            --         (0.00)*
Year ended October 31, 1999            (0.04)          --         (0.00)*       (0.04)
Year ended October 31, 2000            (0.05)          --         (0.00)*       (0.05)
Year ended October 31, 2001            (0.04)          --            --         (0.04)
Six months ended April 30, 2002
 (Unaudited)                           (0.00)*         --            --         (0.00)*
-----------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October
 31, 1999 (d)                          (0.03)          --         (0.00)*       (0.03)
Year ended October 31, 2000            (0.05)          --         (0.00)*       (0.05)
Year ended October 31, 2001            (0.04)          --            --         (0.04)
Six months ended April 30, 2002
 (Unaudited)                           (0.01)          --            --         (0.01)
-----------------------------------
CLASS Y SHARES
Year ended September 30, 1997          (0.05)          --            --         (0.05)
Year ended September 30, 1998          (0.06)          --         (0.00)*       (0.06)
One month period ended October 31,
 1998                                  (0.00)*         --            --         (0.00)*
Year ended October 31, 1999            (0.05)       (0.00)*       (0.00)*       (0.05)
Year ended October 31, 2000            (0.06)          --         (0.00)*       (0.06)
Year ended October 31, 2001            (0.05)          --            --         (0.05)
Six months ended April 30, 2002
 (Unaudited)                           (0.01)          --            --         (0.01)
-----------------------------------


                                                                           RATIOS/SUPPLEMENTARY DATA
                                                               --------------------------------------------------
                                                                                          RATIO OF
                                                                                             NET
                                     NET ASSET                 NET ASSETS    RATIO OF    INVESTMENT     RATIO OF
                                      VALUE,                   AT END OF     EXPENSES     INCOME TO     EXPENSES
                                      END OF     TOTAL           PERIOD     TO AVERAGE     AVERAGE     TO AVERAGE
                                      PERIOD     RETURN         (000'S)     NET ASSETS   NET ASSETS    NET ASSETS
-----------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1997          $1.00     4.89%         $  505,702     0.59%         4.80%        0.71%(a)
Year ended September 30, 1998           1.00     5.00%            988,236     0.52%         4.89%        0.62%(a)
One month period ended October 31,
 1998                                   1.00     0.39%(b)       1,055,163     0.50%(c)      4.40%(c)     0.60%(a)(c)
Year ended October 31, 1999             1.00     4.24%            932,874     0.66%         4.16%        0.66%
Year ended October 31, 2000             1.00     5.32%          1,024,292     0.75%         5.20%        0.75%
Year ended October 31, 2001             1.00     4.21%            864,287     0.73%         4.20%        0.73%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.64%(b)         811,517     0.72%(c)      1.30%(c)     0.72%(c)
-----------------------------------
CLASS B SHARES
Period ended September 30, 1998 (d)    $1.00     0.22%(b)(e)   $      113     1.27%(c)      4.14%(c)     1.37%(a)(c)
One month period ended October 31,
 1998                                   1.00     0.32%(b)(e)          113     1.25%(c)      3.65%(c)     1.35%(a)(c)
Year ended October 31, 1999             1.00     3.54%(e)             119     1.34%         3.49%        1.34%
Year ended October 31, 2000             1.00     4.72%(e)             119     1.32%         4.61%        1.32%
Year ended October 31, 2001             1.00     3.59%(e)             144     1.33%         3.49%        1.33%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.33%(b)(e)           39     1.32%(c)      0.79%(c)     1.32%(c)
-----------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October
 31, 1999 (d)                          $1.00     2.53%(b)      $  465,526     0.60%(c)      4.26%(c)     0.60%(c)
Year ended October 31, 2000             1.00     5.47%            566,879     0.60%         5.36%        0.60%
Year ended October 31, 2001             1.00     4.37%            778,767     0.58%         4.25%        0.58%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.71%(b)         682,451     0.57%(c)      1.45%(c)     0.57%(c)
-----------------------------------
CLASS Y SHARES
Year ended September 30, 1997          $1.00     5.15%         $   16,180     0.33%         5.06%        0.45%(a)
Year ended September 30, 1998           1.00     5.27%             29,023     0.27%         5.14%        0.37%(a)
One month period ended October 31,
 1998                                   1.00     0.41%(b)          34,617     0.25%(c)      4.65%(c)     0.35%(a)(c)
Year ended October 31, 1999             1.00     4.57%             38,858     0.34%         4.47%        0.34%
Year ended October 31, 2000             1.00     5.74%            149,267     0.35%         5.71%        0.35%
Year ended October 31, 2001             1.00     4.63%            166,269     0.33%         4.52%        0.33%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.84%(b)         185,494     0.32%(c)      1.68%(c)     0.32%(c)
-----------------------------------

 *  Less than $0.005 per share.
(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(b) Not annualized.
(c) Annualized.
(d) Class B Shares commenced operations on September 11, 1998. Class D (Private Investor) Shares commenced operations on April 1, 1999.
(e) Excludes redemption charge.

See notes to financial statements.

                                             HSBC INVESTOR FAMILY OF FUNDS    21

        HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
        ........................................................................
        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                           INVESTMENT ACTIVITIES
                                                 -----------------------------------------

                                     NET ASSET                 NET REALIZED
                                      VALUE,        NET       GAINS (LOSSES)    TOTAL FROM
                                     BEGINNING   INVESTMENT   FROM INVESTMENT   INVESTMENT
                                     OF PERIOD     INCOME      TRANSACTIONS     ACTIVITIES
------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1997            $1.00        0.03            0.00*          0.03
Year ended October 31, 1998             1.00        0.03            0.00*          0.03
Year ended October 31, 1999             1.00        0.02            0.00*          0.02
Year ended October 31, 2000             1.00        0.03              --           0.03
Year ended October 31, 2001             1.00        0.02           (0.00)*         0.02
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.00*          (0.00)*         0.00*
------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b)      $1.00        0.01            0.00*          0.01
Year ended October 31, 1999 (f)         1.00          --              --             --
Year ended October 31, 2000 (f)         1.00          --              --             --
Year ended October 31, 2001 (f)         1.00          --              --             --
Six months ended April 30, 2002
 (Unaudited)(f)                         1.00          --              --             --
------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b)      $1.00        0.01              --           0.01
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.00*          (0.00)*         0.00*
------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)      $1.00        0.02            0.00*          0.02
Year ended October 31, 2000             1.00        0.03              --           0.03
Year ended October 31, 2001             1.00        0.03           (0.00)*         0.03
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.00*          (0.00)*         0.00*
------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 1997            $1.00        0.03            0.00*          0.03
Year ended October 31, 1998             1.00        0.03            0.00*          0.03
Year ended October 31, 1999             1.00        0.03            0.00*          0.03
Year ended October 31, 2000             1.00        0.04              --           0.04
Year ended October 31, 2001             1.00        0.03           (0.00)*         0.03
Six months ended April 30, 2002
 (Unaudited)                            1.00        0.01           (0.00)*         0.01
------------------------------------------------------------------------------------------


                                                   DIVIDENDS
                                     -------------------------------------

                                                  NET REALIZED
                                        NET        GAINS FROM
                                     INVESTMENT    INVESTMENT      TOTAL
                                       INCOME     TRANSACTIONS   DIVIDENDS
--------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1997            (0.03)           --         (0.03)
Year ended October 31, 1998            (0.03)        (0.00)*       (0.03)
Year ended October 31, 1999            (0.02)           --         (0.02)
Year ended October 31, 2000            (0.03)           --         (0.03)
Year ended October 31, 2001            (0.02)           --         (0.02)
Six months ended April 30, 2002
 (Unaudited)                           (0.00)*          --         (0.00)*
-----------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b)      (0.01)           --         (0.01)
Year ended October 31, 1999 (f)           --            --            --
Year ended October 31, 2000 (f)           --            --            --
Year ended October 31, 2001 (f)           --            --            --
Six months ended April 30, 2002
 (Unaudited)(f)                           --            --            --
-----------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b)      (0.01)           --         (0.01)
Six months ended April 30, 2002
 (Unaudited)                           (0.00)*          --         (0.00)*
-----------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)      (0.02)           --         (0.02)
Year ended October 31, 2000            (0.03)           --         (0.03)
Year ended October 31, 2001            (0.03)           --         (0.03)
Six months ended April 30, 2002
 (Unaudited)                           (0.00)*          --         (0.00)*
-----------------------------------
CLASS Y SHARES
Year ended October 31, 1997            (0.03)           --         (0.03)
Year ended October 31, 1998            (0.03)        (0.00)*       (0.03)
Year ended October 31, 1999            (0.03)           --         (0.03)
Year ended October 31, 2000            (0.04)           --         (0.04)
Year ended October 31, 2001            (0.03)           --         (0.03)
Six months ended April 30, 2002
 (Unaudited)                           (0.01)           --         (0.01)
-----------------------------------


                                                                           RATIOS/SUPPLEMENTARY DATA
                                                               --------------------------------------------------
                                                                                          RATIO OF
                                                                                             NET
                                     NET ASSET                 NET ASSETS    RATIO OF    INVESTMENT     RATIO OF
                                      VALUE,                   AT END OF     EXPENSES     INCOME TO     EXPENSES
                                      END OF     TOTAL           PERIOD     TO AVERAGE     AVERAGE     TO AVERAGE
                                      PERIOD     RETURN         (000'S)     NET ASSETS   NET ASSETS    NET ASSETS
-----------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1997            $1.00     3.01%          $123,324      0.60%         2.98%        0.72%(a)
Year ended October 31, 1998             1.00     2.95%           153,592      0.58%         2.90%        0.66%(a)
Year ended October 31, 1999             1.00     2.36%           113,583      0.70%         2.39%        0.70%
Year ended October 31, 2000             1.00     3.24%           134,841      0.73%         3.17%        0.73%
Year ended October 31, 2001             1.00     2.47%           126,585      0.72%         2.48%        0.72%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.42%           143,339      0.70%         0.86%        0.70%
-----------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b)      $1.00     1.24%(c)(d)    $      0**    1.33%(e)      2.15%(e)     1.41%(a)(e)
Year ended October 31, 1999 (f)         1.00        --                 0**       --            --           --
Year ended October 31, 2000 (f)         1.00        --                 0**       --            --           --
Year ended October 31, 2001 (f)         1.00        --                 0**       --            --           --
Six months ended April 30, 2002
 (Unaudited)(f)                         1.00        --                 0**       --            --           --
-----------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b)      $1.00     0.88%(c)(d)    $      1      1.37%(e)      1.40%(e)     1.37%(e)
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.14%(c)(d)           0**    1.16%(e)      0.36%(e)     1.33%(e)
-----------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)      $1.00     1.50%(c)       $ 39,443      0.63%(e)      2.51%(e)     0.63%(e)
Year ended October 31, 2000             1.00     3.39%           100,291      0.58%         3.35%        0.58%
Year ended October 31, 2001             1.00     2.63%           182,326      0.57%         2.44%        0.57%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.50%(c)        183,418      0.55%(e)      1.00%(e)     0.55%(e)
-----------------------------------
CLASS Y SHARES
Year ended October 31, 1997            $1.00     3.27%          $  8,674      0.35%         3.23%        0.47%(a)
Year ended October 31, 1998             1.00     3.21%            10,759      0.33%         3.15%        0.41%(a)
Year ended October 31, 1999             1.00     2.70%            11,986      0.38%         2.71%        0.38%
Year ended October 31, 2000             1.00     3.65%            42,306      0.33%         3.64%        0.33%
Year ended October 31, 2001             1.00     2.88%            71,289      0.32%         2.76%        0.32%
Six months ended April 30, 2002
 (Unaudited)                            1.00     0.62%(c)         89,582      0.30%(e)      1.25%(e)     0.30%(e)
-----------------------------------

 *  Less than $0.005 per share.

 ** Less than $500.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Class B Shares operated from April 29, 1998 to September 11, 1998. Net assets at end of period represent seed money. Class C Shares commenced operations on March 19, 2001. Class D (Private Investor) Shares commenced operations on April 1, 1999.

(c) Not annualized.

(d) Excludes redemption charge.

(e) Annualized.

(f) During the period, Class B Shares had no operations. Net assets at the end of period represent seed money.

See notes to financial statements.

22    HSBC INVESTOR FAMILY OF FUNDS

        HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
        ........................................................................
        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      INVESTMENT ACTIVITIES                    DIVIDENDS
                                            ------------------------------------------   ----------------------

                                NET ASSET                  NET REALIZED
                                 VALUE,        NET          GAINS FROM      TOTAL FROM      NET
                                BEGINNING   INVESTMENT      INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
---------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001
 (b)                              $1.00        0.01            0.00*           0.01        (0.01)       (0.01)
Six months ended April 30,
 2002 (Unaudited)                  1.00        0.01            0.00*           0.01        (0.01)       (0.01)
---------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 2001
 (b)                              $1.00        0.01            0.00*           0.01        (0.01)       (0.01)
Six months ended April 30,
 2002 (Unaudited)                  1.00        0.01            0.00*           0.01        (0.01)       (0.01)
---------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2001
 (b)                              $1.00        0.01            0.00*           0.01        (0.01)       (0.01)
Six months ended April 30,
 2002 (Unaudited)                  1.00        0.01            0.00*           0.01        (0.01)       (0.01)
---------------------------------------------------------------------------------------------------------------


                                                                     RATIOS/SUPPLEMENTARY DATA
                                                       -----------------------------------------------------
                                                                                  RATIO OF
                                                                                     NET
                                NET ASSET              NET ASSETS    RATIO OF    INVESTMENT      RATIO OF
                                 VALUE,                AT END OF     EXPENSES     INCOME TO      EXPENSES
                                 END OF     TOTAL        PERIOD     TO AVERAGE     AVERAGE      TO AVERAGE
                                 PERIOD     RETURN      (000'S)     NET ASSETS   NET ASSETS    NET ASSETS(a)
------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001
 (b)                              $1.00     1.10%(c)    $   186       0.80%(d)      2.39%(d)       1.16%(d)
Six months ended April 30,
 2002 (Unaudited)                  1.00     0.54%(c)         83       0.80%(d)      1.15%(d)       1.08%(d)
------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 2001
 (b)                              $1.00     1.26%(c)    $28,282       0.65%(d)      2.58%(d)       0.98%(d)
Six months ended April 30,
 2002 (Unaudited)                  1.00     0.62%(c)     61,538       0.65%(d)      1.24%(d)       0.88%(d)
------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2001
 (b)                              $1.00     1.40%(c)    $22,710       0.40%(d)      2.78%(d)       0.75%(d)
Six months ended April 30,
 2002 (Unaudited)                  1.00     0.74%(c)     31,775       0.40%(d)      1.49%(d)       0.64%(d)
------------------------------

 *  Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(b) Class A (Investor) Shares commenced operations on May 24, 2001.
    Class D (Private Investor) Shares commenced operations on May 14, 2001. Class Y Shares commenced operations on May 11, 2001.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

                                             HSBC INVESTOR FAMILY OF FUNDS    23

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 (UNAUDITED)
          ......................................................................

1.  ORGANIZATION:

        The HSBC Investor Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end management investment company. The Trust contains the following funds (individually a 'Fund,' collectively the 'Funds'):

FUND                                               SHORT NAME
----                                               ----------
HSBC Investor Money Market Fund                    Money Market Fund
HSBC Investor U.S. Government Money Market Fund    U.S. Government Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund  N.Y. Tax-Free Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund      U.S. Treasury Money Market Fund

        The Funds are separate series of the Trust and are part of the HSBC Investor Family of Funds. Financial statements for all other series of HSBC Investor Family of Funds are published separately.

        The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Money Market Fund is authorized to issue six classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares, Class I Shares and Class Y Shares. The U.S. Government Money Market Fund, N.Y. Tax Free Money Market Fund and the U.S. Treasury Money Market Fund are authorized to issue five classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares and
    Class Y Shares. As of April 30, 2002, no Class B shares were outstanding for the N.Y. Tax-Free Money Market Fund and the U.S. Treasury Money Market Fund. As of April 30, 2002, no Class C shares were outstanding for the U.S. Government Money Market Fund, N.Y. Tax-Free Money Market Fund and U.S. Treasury Money Market Fund. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing and/or distribution plans, management operational support fees, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        Investments of the Funds are valued at amortized cost, which approximates value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

    REPURCHASE AGREEMENTS:

        The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase

24    HSBC INVESTOR FAMILY OF FUNDS

         HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 (UNAUDITED) (CONTINUED)
         .......................................................................

    agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    EXPENSE ALLOCATION:

        Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

    DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to paid-in capital; temporary differences do not require reclassification.

    FEDERAL INCOME TAXES:

        Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT MANAGEMENT:

        HSBC Asset Management (Americas) Inc. ('HSBC' or the 'Investment Adviser'), a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the Funds. HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement. For these advisory and operational support services, HSBC receives an aggregate fee, accrued daily and paid monthly, based on average daily net assets, at an annual rate of:

FUND                                                          FEE RATE
----                                                          --------
Money Market Fund...........................................    0.20%
U.S. Government Money Market Fund...........................    0.20%
N.Y. Tax-Free Money Market Fund.............................    0.15%
U.S. Treasury Money Market Fund.............................    0.20%

    ADMINISTRATION:

        BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS                             FEE RATE
---------------------------------                             --------
Up to $1 billion............................................    0.10%
In excess of $1 billion but not exceeding $2 billion........    0.08%
In excess of $2 billion.....................................    0.07%

                                             HSBC INVESTOR FAMILY OF FUNDS    25

         HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2002 (UNAUDITED) (CONTINUED)
         .......................................................................

        The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each of the HSBC Investor Family of Funds based upon its pro-rata share of net assets.

    DISTRIBUTION PLAN:

        BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Trust as the Distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares of the Fund, respectively. This payment represents actual expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares.

    SHAREHOLDER SERVICING:

        The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.85%, 1.00%, 1.00% and 0.50% per annum of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectively.

    FUND ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN:

        BISYS Ohio provides fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the Funds. For services to the Funds, BISYS Ohio receives an annual per fund fee accrued daily and paid monthly.

4.  CONCENTRATION OF CREDIT RISK:

        The N.Y. Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

26    HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR FAMILY OF FUNDS:

INVESTMENT ADVISER
HSBC Asset Management (Americas) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS
  For HSBC Bank USA and
  HSBC Brokerage (USA) Inc. Clients:
  HSBC Bank USA
  452 Fifth Avenue
  New York, NY 10018
  1-888-525-5757

  For All Other Shareholders:
  HSBC Investor Funds
  P.O. Box 182845
  Columbus, OH 43218-2845
  1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

INDEPENDENT AUDITORS
KPMG LLP
191 West Nationwide Blvd.
Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006


The HSBC Investor Family of Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Family of Funds, which you should read carefully before you invest or send money.

                                                                            6/02



                          STATEMENT OF DIFFERENCES
                          ------------------------

 The dagger symbol shall be expressed as................................ 'D'